Related party transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management compensation
Short term employee benefits	€ 7	€ 10	€ 6
Share-based compensation	37	33	37
Total	€ 44	€ 43	€ 43